Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and Cash Equivalents	$ 98,593	$ 73,091	$ 57,408
Interest Bearing Deposits with Banks	8,955	8,376	9,035
Securities (Note 2)
Trading	90,566	98,943	97,834
Fair value through profit or loss	13,331	13,939	13,568
Fair value through other comprehensive income	61,172	70,574	73,407
Debt securities at amortized cost	46,744	48,708	48,466
Investments in associates and joint ventures	1,054	1,026	985
Securities, net	212,867	233,190	234,260
Securities Borrowed or Purchased Under Resale Agreements	98,327	121,573	111,878
Loans
Residential mortgages	130,529	128,170	127,024
Consumer instalment and other personal	71,918	70,780	70,148
Credit cards	7,488	7,342	7,889
Business and government	237,702	248,752	245,662
Loans gross of allowance for loan losses	447,637	455,044	450,723
Allowance for credit losses (Note 3)	(3,028)	(3,188)	(3,303)
Loans,net	444,609	451,856	447,420
Other Assets
Derivative instruments	37,998	34,054	36,815
Customers' liability under acceptances	11,952	11,878	13,493
Premises and equipment	4,298	4,202	4,183
Goodwill	5,375	6,365	6,535
Intangible assets	2,323	2,388	2,442
Current tax assets	1,141	1,434	1,260
Deferred tax assets	1,294	1,339	1,473
Other	22,107	23,465	23,059
Other assets	86,488	85,125	89,260
Total Assets	949,839	973,211	949,261
Liabilities and Equity
Deposits (Note 4)	657,201	672,500	659,034
Other Liabilities
Derivative instruments	33,218	29,430	30,375
Acceptances	11,952	11,878	13,493
Securities sold but not yet purchased	32,540	34,164	29,376
Securities lent or sold under repurchase agreements	87,703	99,892	88,658
Securitization and structured entities' liabilities	25,657	25,610	26,889
Current tax liabilities	193	196	126
Deferred tax liabilities	163	155	108
Other	38,554	35,962	36,193
Other liabilities	229,980	237,287	225,218
Subordinated debt	7,144	7,276	8,416
Equity
Contributed surplus	313	309	302
Retained earnings	32,561	32,012	30,745
Accumulated other comprehensive income	3,256	4,478	5,518
Total Equity	55,514	56,148	56,593
Total Liabilities and Equity	949,839	973,211	949,261
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,848	5,848	6,598
Total Equity	5,848	5,848	6,598
Common shares [member]
Equity
Issued capital	13,536	13,501	13,430
Total Equity	$ 13,536	$ 13,501	$ 13,430